Earnings Per Common Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Common Share
Earnings Per Common Share
GAAP requires the reporting of basic and diluted earnings per common share. Basic earnings per common share excludes any dilutive effects of restricted stock units, warrants and convertible securities.

The following table sets forth the computation of basic and diluted earnings per common share:

Year ended December 31 (In thousands, except share data)	2014	2013	2012
Numerator:
Net income available to common shareholders	$84,090	$77,227	$75,205
Denominator:
Basic earnings per common share:
Weighted-average shares	15,394,971	15,412,365	15,407,078
Effect of dilutive securities – restricted stock units and warrants	18,861	—	1,063
Diluted earnings per common share:
Adjusted weighted-average shares and assumed conversions	15,413,832	15,412,365	15,408,141
Earnings per common share:
Basic earnings per common share	$5.46	$5.01	$4.88
Diluted earnings per common share	$5.46	$5.01	$4.88

On January 24, 2014, Park awarded 21,975 performance-based restricted stock units ("PBRSUs") to certain employees. The PBRSUs vest based on service and performance conditions. The dilutive effect of the PBRSUs was the addition of 18,861 common shares for the year ended December 31, 2014.

A warrant to purchase 227,376 common shares was outstanding at December 31, 2011 as a result of Park’s participation in the U.S. Treasury Capital Purchase Program ("CPP"). Park repurchased the CPP warrant on May 2, 2012. The warrant to purchase 227,376 common shares issued under the CPP were included in the computation of diluted earnings per common share for the year ended December 31, 2012 as the dilutive effect of this warrant was 1,063 common shares for the twelve month period ended December 31, 2012. The exercise price of the CPP warrant to purchase 227,376 common shares was $65.97.

All options under Park's 2005 Plan had expired by December 31, 2012. The common shares represented by the options for the twelve months ended December 31, 2012, totaling 63,308, were not included in the computation of diluted earnings per common share because the exercise price exceeded the fair value of the underlying common shares such that their inclusion would have had an anti-dilutive effect.